Premises And Equipment - Major Categories of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	$ 170,218	$ 156,386
Less accumulated depreciation	(110,447)	(100,485)
Premises and equipment, net	59,771	55,901
Land
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	20,062	19,603
Buildings
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	79,706	77,711
Equipment, furniture and fixtures
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	65,659	55,799
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	$ 4,791	$ 3,273